Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Schedule of Estimated Useful Lives [Abstract]
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets
Electronic equipment [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful lives	5 years
Software [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful lives	5 years